Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	25.81%	7.28%	0.85%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	29.62%	7.49%	0.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	32.08%	8.34%	1.34%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	30.62%	7.49%	0.56%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	32.15%	8.59%	1.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	24.46%	13.50%	1.82%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent	35.58%	13.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	24.46%	13.50%	1.82%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent	35.58%	13.85%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	13.38%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	24.46%	13.50%	1.82%
Alerian Midstream Energy Total Return Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
Average Annual Return, Percent	35.58%	13.85%